Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Statements Captions [Line Items]
Interest expense	$ (6,317)	$ (10,138)	$ (12,954)
Income tax benefit	(7,017)	(4,940)	(5,683)
Net income	40,546	32,192	33,878
Comprehensive income	34,747	39,937	42,204
CBI[Member]
Condensed Financial Statements Captions [Line Items]
Dividends from bank subsidiaries	19,900	15,300	13,300
Dividends from non-bank subsidiaries	1,000	440
Interest expense	(956)	(945)	(1,423)
Pension expense	(47)	(25)	176
Other expense, net	(1,004)	(1,241)	(1,107)
Income (loss) before equity in undistributed net earnings of subsidiaries	18,893	13,529	10,946
Income tax benefit	425	475	494
Equity in undistributed net earnings of subsidiaries	21,228	18,188	22,438
Net income	40,546	32,192	33,878
Comprehensive income	$ 34,747	$ 39,937	$ 42,204